SEGMENT REPORTING - Entity-wide information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Entity-Wide Information:
Revenue	¥ 10,556,236	¥ 6,304,926	¥ 4,192,568
eDiscovery
Entity-Wide Information:
Revenue	10,046,126	5,859,582	3,769,873
Review
Entity-Wide Information:
Revenue	1,998,276	832,492	472,074
Other
Entity-Wide Information:
Revenue	8,047,850	5,027,090	3,297,799
Investigation
Entity-Wide Information:
Revenue	283,957	299,095	240,843
Sales of forensic tools
Entity-Wide Information:
Revenue	41,794	21,926	62,576
Forensic training
Entity-Wide Information:
Revenue	9,990	6,325	28,934
Other
Entity-Wide Information:
Revenue	174,369	117,998	90,342
Intersegment
Entity-Wide Information:
Revenue	(1,085,061)	(985,830)	(795,526)
Japan | Operating segments
Entity-Wide Information:
Revenue	4,690,053	3,845,779	2,841,963
Long-lived assets	425,485
Japan | Intersegment
Entity-Wide Information:
Revenue	844,455	739,796	624,629
U.S. | Operating segments
Entity-Wide Information:
Revenue	6,325,280	2,906,016	1,805,757
Long-lived assets	631,532
U.S. | Intersegment
Entity-Wide Information:
Revenue	101,628	121,546	59,169
Other | Operating segments
Entity-Wide Information:
Revenue	622,735	508,495	319,424
Long-lived assets	63,703
Other | Intersegment
Entity-Wide Information:
Revenue	¥ 138,977	124,488	111,728
Samsung Electronics Co., Ltd. | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage	15.60%
Samsung Electronics Co., Ltd. | Japan
Entity-Wide Information:
Revenue	¥ 1,657,074
Samsung Electronics Co., Ltd. | U.S. and Other
Entity-Wide Information:
Revenue	¥ 1,657,074	¥ 1,969,335	1,639,791
Concentration risk percentage		31.40%
TMI Associates | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage	9.70%
TMI Associates | Japan
Entity-Wide Information:
Revenue	¥ 1,022,656	¥ 641,074	¥ 622,355
Concentration risk percentage		10.20%
TMI Associates | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			14.80%